Discontinued Operations and Disposition of Operating Segment - Schedule of Discontinued Operations - Other (Details) (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 24, 2018
Cash	$ 81,457	$ 415,569
Accounts receivable and contract asset	$ 210,671	$ 295,626
Suisun City Operations [Member]
Cash			$ 1,504,366
Accounts receivable and contract asset			4,177,568
Prepaid expenses and other current assets			57,486
Property and equipment			295,206
Intangibles and goodwill			5,048,247
Liabilities included accounts payable and accrued liabilities			3,688,831
Loans			$ 56,544